VAT Receivable and Tax Credits - Additional Information (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Trade and other current receivables [abstract]
Unfiled VAT receivable with HMRC	$ 30,654	$ 107,149
Filed VAT receivable		110,694
Research and development tax credits received	136,661	0
VAT receivable	$ 30,654	$ 217,843